20. Financial risk management objectives and policies (Details 2) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfFinancialRiskManagementObjectivesAndPoliciesLineItems [Line Items]
CAMMESA borrowings and other loans and borrowings	$ 8,693,912	$ 7,076,549
Trade and other payables	1,729,909	1,501,885
Financial liabilities	10,423,821	8,578,434
Less than 3 months
DisclosureOfFinancialRiskManagementObjectivesAndPoliciesLineItems [Line Items]
CAMMESA borrowings and other loans and borrowings	8,395	345
Trade and other payables	1,729,909	1,499,027
Financial liabilities	1,738,304	1,499,372
3 to 12 months
DisclosureOfFinancialRiskManagementObjectivesAndPoliciesLineItems [Line Items]
CAMMESA borrowings and other loans and borrowings	1,822,759	3,948,515
Trade and other payables	0	2,858
Financial liabilities	1,822,759	3,951,373
1 to 5 years
DisclosureOfFinancialRiskManagementObjectivesAndPoliciesLineItems [Line Items]
CAMMESA borrowings and other loans and borrowings	6,862,758	3,127,689
Trade and other payables	0	0
Financial liabilities	$ 6,862,758	$ 3,127,689